Financial Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 EUR (€) Violation Delinquency Issuer Counterparty	Dec. 31, 2018 EUR (€) Violation
Disclosure of financial risk management [line items]
For NHG backed mortgage loans, lender-incurred haircut applied on realized losses on each defaulted loan	10.00%
Number of defaults with derivativies counterparty for last three years | Counterparty	0
Number of violation of credit name limit policy at group level | Violation	2	0
Fair value	€ 148,570,000,000	€ 139,834,000,000
Net impairments and (recoveries)	(17,000,000)	(10,000,000)
Maximum value of unrealized loss disclosed separately	25,000,000
Securities available-for-sale	89,404,000,000	84,675,000,000
Financial assets at fair value through profit or loss	9,080,000,000	8,597,000,000
Recoveries on previously impaired assets	66,000,000	34,000,000
Amount held in general account investment readily redeemable and saleable	31,066,000,000	32,116,000,000
Undrawn committed borrowing facilities	3,403,000,000	3,680,000,000
Targeted Long Term Refinancing Operations [member] | Asset Purchase Programme [Member]
Disclosure of financial risk management [line items]
Asset purchase programme	€ 20,000,000,000
Deposit rate	(0.50%)
Equity portfolio [member]
Disclosure of financial risk management [line items]
Gross unrealized gain (AFS)	€ 47,000,000	40,000,000
Gross unrealized loss	€ 24,000,000	20,000,000
Government [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Corporate financial banking sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
REITS sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Capital goods sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Consumer cyclical sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Consumer non cyclical sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Energy sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Technology sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Transportation sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Communications sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Electric sub sector [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Aegon US, NL [member]
Disclosure of financial risk management [line items]
Gross unrealized gain (AFS)	€ 10,493,000,000	4,370,000,000
Gross unrealized losses AFS debt securities	327,000,000	1,352,000,000
Gross unrealized loss	24,000,000	20,000,000
Aegon Americas and Netherlands [member]
Disclosure of financial risk management [line items]
Fair value	3,332,000,000	4,503,000,000
Net impairments and (recoveries)	(17,000,000)	10,000,000
Recoveries on previously impaired assets	66,000,000	34,000,000
Aegon US, NL [member]
Disclosure of financial risk management [line items]
Impairment release	€ 7,000,000	4,000,000
Belfius bank SA [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Residential mortgage- backed securities [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	€ 2,222,000,000	2,102,000,000
Financial assets at fair value through profit or loss	67,000,000	35,000,000
Gross unrealized loss on available-for-sale securities	18,000,000	29,000,000
Net unrealized gains on securities	284,000,000	266,000,000
Residential mortgage- backed securities [member] | Aegon US, NL [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	2,533,000,000	2,497,000,000
Gross unrealized losses RMBS	18,000,000	30,000,000
Net unrealized gains on securities	288,000,000	269,000,000
Residential mortgage- backed securities [member] | Aegon Netherlands [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	311,000,000	395,000,000
Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	3,440,000,000	3,349,000,000
Net unrealized gains on securities	€ 157,000,000	17,000,000
Commercial mortgage- backed securities (CMBSs) [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Commercial mortgage- backed securities (CMBSs) [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	€ 3,427,000,000	3,314,000,000
Financial assets at fair value through profit or loss	0	0
Net unrealized gains on securities	104,000,000	17,000,000
Gross unrealized losses CMBS	6,000,000	44,000,000
Commercial mortgage- backed securities (CMBSs) [member] | Aegon Netherlands [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	13,000,000	35,000,000
Available for sale bonds [member] | Aegon Americas [member] | Energy sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	3,844,000,000	3,592,000,000
Available for sale bonds [member] | Aegon US, NL [member] | Energy sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	3,961,000,000	3,802,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	62,000,000	138,000,000
Net unrealized gain	367,000,000	13,000,000
Available held for sale bonds member [Member] | Aegon Americas [member] | Energy sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	117,000,000	211,000,000
Asset backed securities [member]
Disclosure of financial risk management [line items]
Fair value	€ 0	4,503,000,000
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Asset backed securities [member] | Aegon US, NL [member]
Disclosure of financial risk management [line items]
Gross unrealized losses ABS	€ 9,000,000	52,000,000
Asset backed securities [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Fair value	2,239,000,000	2,626,000,000
Financial assets at fair value through profit or loss	3,000,000	6,000,000
Gross unrealized loss	5,000,000	18,000,000
Asset backed securities [member] | Aegon Netherlands [member]
Disclosure of financial risk management [line items]
Fair value	1,093,000,000	1,877,000,000
Gross unrealized loss	3,000,000	34,000,000
Asset backed securities [member] | Aegon Americas and Netherlands [member]
Disclosure of financial risk management [line items]
Fair value	3,332,000,000	4,503,000,000
Monoline insurers [member] | Aegon Americas [member] | Asia Portfolios [member]
Disclosure of financial risk management [line items]
Letters of credit /guarantees collateral	€ 272,000,000	€ 178,000,000
Monoline insurers [member] | Municipal Bond Insurance Association, Inc. [member]
Disclosure of financial risk management [line items]
Percentage of Indirect Exposure	6.00%	15.00%
Monoline insurers [member] | Ambac Financial Group, Inc. [member]
Disclosure of financial risk management [line items]
Percentage of Indirect Exposure	54.00%	13.00%
Monoline insurers [member] | Assured Guaranty Corporation [member]
Disclosure of financial risk management [line items]
Percentage of Indirect Exposure	27.00%	52.00%
Americas commercial and agricultural mortgage loan portfolio [member]
Disclosure of financial risk management [line items]
Fair value	€ 9,447,000,000	€ 8,059,000,000
Percentage of loan to value	53.00%	54.00%
Assumed defaults rate on delinquent loans	1.06%	1.25%
Delinquency days (defined as 60 days in arrears) | Delinquency	60
Net impairments and (recoveries)	€ 0	€ 1,000,000
Americas commercial and agricultural mortgage loan portfolio [member] | Foreclosed on impaired loans [member]
Disclosure of financial risk management [line items]
Net impairments and (recoveries)	0	0
Foreclosure and recoveries		0
Netherlands Mortgage Loan Portfolio [member]
Disclosure of financial risk management [line items]
Fair value	€ 33,111,000,000	€ 31,686,000,000
Percentage of loan to value	67.00%	70.00%
Assumed defaults rate on delinquent loans	0.10%	0.20%
Delinquency days (defined as 60 days in arrears) | Delinquency	60
Percentage of loan portfolio guaranteed by government	49.00%	46.00%
Impairment release	€ 0	€ 0
Percentage of average default of portfolio	0.05%
Bottom of range [member]
Disclosure of financial risk management [line items]
Net impairments and (recoveries)	€ 25,000,000	€ 25,000,000
Fed funds rate	1.00%
Unrealized loss position period	6 months
Bottom of range [member] | Government bonds [member]
Disclosure of financial risk management [line items]
Unrealized loss positions	€ 25,000,000
Bottom of range [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss positions	25,000,000
Bottom of range [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Energy sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss positions	25,000,000
Bottom of range [member] | Transportation sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Communications sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Electric sub sector [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	€ 25,000,000
Bottom of range [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans	0.00%
Prepayment assumptions	0.00%
Percentage of loss severity assumption	0.00%
Bottom of range [member] | Belfius bank SA [member]
Disclosure of financial risk management [line items]
Gross unrealized loss	€ 25,000,000
Bottom of range [member] | Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Asset backed securities [member]
Disclosure of financial risk management [line items]
Unrealized loss	€ 25,000,000
Top of range [member]
Disclosure of financial risk management [line items]
Rate of fair value of investment	Significant or prolonged decline is generally defined within Aegon as an unrealized loss position for more than six months or a fair value of less than 80% of the cost price of the investment.
Top of range [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans	56.00%
Prepayment assumptions	33.00%
Percentage of loss severity assumption	105.00%
Weighted average [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans	8.44%	5.45%
Prepayment assumptions	20.42%
Percentage of loss severity assumption	50.19%	56.96%